Combined Earnings Per Share - Summary of Computation of Earnings Per Share (Detail) - EUR (€) € / shares in Units, € in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018 [1]
Combined EPS - Basic
Net profit attributable to shareholders' equity	€ 3,006	€ 3,031
Average number of combined share units (millions of units)	2,616.5	2,727.3
Combined EPS - basic	€ 1.15	€ 1.11
Combined EPS - Diluted
Net profit attributable to shareholders' equity	€ 3,006	€ 3,031
Adjusted average number of combined share units	2,625.6	2,737.3
Combined EPS - diluted	€ 1.14	€ 1.11
Underlying EPS
Net profit attributable to shareholder's equity	€ 3,006	€ 3,031
Post tax impact of non-underlying items attributable to shareholders' equity	336	287
Underlying profit attributable to shareholders' equity	€ 3,342	€ 3,318
Adjusted average number of combined share units (millions of units)	2,625.6	2,737.3
Underlying EPS - diluted	€ 1.27	€ 1.21

[1]	Restated following adoption of IFRS 16. Refer note 1 and note 9.